Leases (Tables)	12 Months Ended
Dec. 31, 2021
Presentation Of Leases For Lessee [Abstract]
Summary of Future Minimum Lease Payments Receivable
a)

The Company receives payments from the leasing of spaces inside the commercial area of the airports, which have been classified as operating leases. The future minimum lease payments associated with such non-cancelable in Mexico leases is as follows:

	2019		2020		2021
Less than one year	Ps.	1,331,301	Ps.	1,368,927	Ps.	1,320,582
One to two years		1,074,436		1,109,585		914,749
Two to three years		875,768		768,681		594,693
Three to four years		592,384		390,332		368,601
Four to five years		299,145		105,303		58,594
More than five years		96,704		70,242		53,271
	Ps.	4,269,738	Ps.	3,813,070	Ps.	3,310,490

Summary of Future Minimum Rental Payments Under Non Cancellable Leases
b)	Future minimum rental payments under non-cancellable leases in MBJA and PACKAL are as shown in the following table (in thousands of USD Dollars):

	2019		2020		2021
Less than one year	USD$	8,692	USD$	9,491	USD$	9,979
One to two years		4,935		5,514		8,029
Two to three years		4,731		4,267		7,394
Three to four years		3,506		3,686		7,253
Four to five years		3,032		3,548		6,514
More than five years		19,398		3,781		990
	USD$	44,294	USD$	30,287	USD$	40,159